SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ACCOUNTS RECEIVABLE - TRADE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue, Major Customer [Line Items]
Allowance for doubtful accounts	$ 41,792	$ 40,153
McLane Company, Inc. | Customer Concentration Risk | Accounts Receivable
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	24.00%
Target Corporation [Member] | Customer Concentration Risk | Accounts Receivable
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	11.00%